Employee Compensation - Share-Based Compensation - Summary of Options Outstanding and Exercisable by Range of Exercise Price (Detail) - Employee Stock Options [Member]	12 Months Ended
	Oct. 31, 2025 shares $ / shares	Oct. 31, 2024 shares $ / shares	Oct. 31, 2023 shares $ / shares
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options | shares	5,699,134	6,554,492	6,312,576
Weighted- average exercise price | $ / shares	$ 117.75	$ 110.14	$ 105.26
Exercisable at end of year | shares	2,245,942	2,856,460
Exercisable weighted average exercise price at end of year | $ / shares	$ 103.82	$ 95.27
Range of exercise prices $70.01 to $90.00 [member]
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options | shares	380,829
Weighted- average remaining contractual life (years)	3 years
Weighted- average exercise price | $ / shares	$ 89.25
Exercisable at end of year | shares	380,829
Exercisable weighted average exercise price at end of year | $ / shares	$ 89.25
Range of exercise prices $90.01 to $100.00 [member]
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options | shares	698,899
Weighted- average remaining contractual life (years)	4 years 1 month 6 days
Weighted- average exercise price | $ / shares	$ 97.08
Exercisable at end of year | shares	698,899
Exercisable weighted average exercise price at end of year | $ / shares	$ 97.08
Range of exercise prices $100.01 to $120.00 [member]
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options | shares	1,842,015
Weighted- average remaining contractual life (years)	6 years 2 months 12 days
Weighted- average exercise price | $ / shares	$ 111.19
Exercisable at end of year | shares	779,359
Exercisable weighted average exercise price at end of year | $ / shares	$ 101.23
Range of exercise prices $120.01 to $140.00 [member]
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options | shares	2,060,758
Weighted- average remaining contractual life (years)	6 years 8 months 12 days
Weighted- average exercise price | $ / shares	$ 127.8
Exercisable at end of year | shares	386,855
Exercisable weighted average exercise price at end of year | $ / shares	$ 135.58
Range of exercise prices $140.01 and over [member]
Disclosure of range of exercise prices of share options [Line Items]
Number of stock options | shares	716,633
Weighted- average remaining contractual life (years)	9 years 1 month 6 days
Weighted- average exercise price | $ / shares	$ 141